Income and Expenses Items - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 30,440	$ 29,293	$ 30,137
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	14,088	13,065	14,429
Labor and health insurance costs	77	71	126
Pension costs	828	736	994
Other employment benefits	843	702	816
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	4,191	3,557	3,495
Labor and health insurance costs	8	7	12
Pension costs	360	300	330
Other employment benefits	36	14	50
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,435	8,861	8,117
Labor and health insurance costs	104	89	85
Pension costs	661	640	757
Director fees	587	1,065	640
Other employment benefits	$ 222	$ 186	$ 286